Cover	12 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	DEFA14A
Amendment Flag	true
Amendment Description	The purpose of the Supplement is to correct an inadvertent clerical error in reporting the value of certain stock awards granted to our named executive officers for fiscal year 2025. Sections beginning with the “2025 Summary Compensation Table” on page 30 of the Proxy Statement through the “Pay Versus Performance” section ending on page 40 of the Proxy Statement are hereby amended and restated in their entirety.
Entity Information [Line Items]
Entity Registrant Name	IES Holdings, Inc.
Entity Central Index Key	0001048268